RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 6) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Derivatives
Total net financial asset/(liability)	(1,434)	(1,047)
Foreign exchange contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(400)	371
Interest rate contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(39)	(932)
Commodity contracts
Fair Value of Derivatives
Total net financial asset/(liability)	(1,002)	(498)
Other contracts
Fair Value of Derivatives
Total net financial asset/(liability)	7	12
Total Gross Derivative Instruments
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	385	383
Long-term derivative assets, Total Gross Derivative Instruments	413	408
Current derivative liabilities, Total Gross Derivative Instruments	(837)	(1,075)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,395)	(763)
Total net financial asset/(liability)	(1,434)	(1,047)
Total Gross Derivative Instruments | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	78	230
Long-term derivative assets, Total Gross Derivative Instruments	67	315
Current derivative liabilities, Total Gross Derivative Instruments	(75)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(470)	(69)
Total net financial asset/(liability)	(400)	371
Total Gross Derivative Instruments | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	183	16
Long-term derivative assets, Total Gross Derivative Instruments	250	30
Current derivative liabilities, Total Gross Derivative Instruments	(403)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(305)
Total net financial asset/(liability)	(39)	(932)
Total Gross Derivative Instruments | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	118	128
Long-term derivative assets, Total Gross Derivative Instruments	95	60
Current derivative liabilities, Total Gross Derivative Instruments	(359)	(297)
Long-term derivative liabilities, Total Gross Derivative Instruments	(856)	(389)
Total net financial asset/(liability)	(1,002)	(498)
Total Gross Derivative Instruments | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	6	9
Long-term derivative assets, Total Gross Derivative Instruments	1	3
Total net financial asset/(liability)	7	12
Level 1
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	6	3
Current derivative liabilities, Total Gross Derivative Instruments	(9)	(9)
Total net financial asset/(liability)	(3)	(6)
Level 1 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	6	3
Current derivative liabilities, Total Gross Derivative Instruments	(9)	(9)
Total net financial asset/(liability)	(3)	(6)
Level 2
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	309	262
Long-term derivative assets, Total Gross Derivative Instruments	390	399
Current derivative liabilities, Total Gross Derivative Instruments	(726)	(990)
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,240)	(688)
Total net financial asset/(liability)	(1,267)	(1,017)
Level 2 | Foreign exchange contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	78	230
Long-term derivative assets, Total Gross Derivative Instruments	67	315
Current derivative liabilities, Total Gross Derivative Instruments	(75)	(105)
Long-term derivative liabilities, Total Gross Derivative Instruments	(470)	(69)
Total net financial asset/(liability)	(400)	371
Level 2 | Interest rate contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	183	16
Long-term derivative assets, Total Gross Derivative Instruments	250	30
Current derivative liabilities, Total Gross Derivative Instruments	(403)	(673)
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(305)
Total net financial asset/(liability)	(39)	(932)
Level 2 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	42	7
Long-term derivative assets, Total Gross Derivative Instruments	72	51
Current derivative liabilities, Total Gross Derivative Instruments	(248)	(212)
Long-term derivative liabilities, Total Gross Derivative Instruments	(701)	(314)
Total net financial asset/(liability)	(835)	(468)
Level 2 | Other contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	6	9
Long-term derivative assets, Total Gross Derivative Instruments	1	3
Total net financial asset/(liability)	7	12
Level 3
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	70	118
Long-term derivative assets, Total Gross Derivative Instruments	23	9
Current derivative liabilities, Total Gross Derivative Instruments	(102)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(155)	(75)
Total net financial asset/(liability)	(164)	(24)
Level 3 | Commodity contracts
Fair Value of Derivatives
Current derivative assets, Total Gross Derivative Instruments	70	118
Long-term derivative assets, Total Gross Derivative Instruments	23	9
Current derivative liabilities, Total Gross Derivative Instruments	(102)	(76)
Long-term derivative liabilities, Total Gross Derivative Instruments	(155)	(75)
Total net financial asset/(liability)	(164)	(24)